INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.   INTANGIBLE ASSETS, NET

Gross carrying amount, accumulated amortization and net book value of the intangible assets are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
BCA	427,010	2,235,457
NCC	531,579	580,678
Trademark and Domain name	340,053	340,053
Technology	96,000	96,000
Less: Accumulated amortization	(1,062,325)	(1,586,868)
Intangible assets, net	332,317	1,665,320

Amortization expenses related to intangible assets were RMB173,741 and RMB469,903 for the years ended December 31,2021 and 2022, respectively.

Along with JD investment on February 28, 2022, JD and the Group entered into a BCA which granted the Group certain strategic resources. The BCA primarily includes cooperation areas such as user traffic and search results. The Group recognized BCA arising from JD investment of USD254,000 (RMB1,605,839) and amortized it on a straight-line basis over 5 years.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future Amortization Expense
RMB
For the years ending December 31,
2023	446,324
2024	396,119
2025	396,112
2026	363,825
2027 and thereafter	62,940
Total	1,665,320